Share based compensation - Disclosure of the number and weighted average exercise prices of options (Details)	12 Months Ended
	Dec. 31, 2017 CHF (SFr) shares year	Dec. 31, 2016 CHF (SFr) shares year
Number of options
Beginning balance (in shares) | shares	1,038,140	629,010
Expired during the year (in shares) | shares	(67,500)	(17,500)
Forfeited during the year (in shares) | shares	(637,200)	(129,030)
Exercised during the year (in shares) | shares	0	0
Granted during the year (in shares) | shares	1,918,100	555,660
Ending balance (in shares) | shares	2,251,540	1,038,140
Exercisable (in shares) | shares	326,510	199,005
Weighted average exercise price
Beginning balance (in CHF per share) | SFr	SFr 3.36	SFr 4.92
Expired during the year (in CHF per share) | SFr	0.00	0.00
Forfeited during the year (in CHF per share) | SFr	0.00	0.00
Exercised during the year (in CHF per share) | SFr	0.00	0.00
Granted during the year (in CHF per share) | SFr	0.82	1.99
Ending balance (in CHF per share) | SFr	1.74	3.36
Exercisable (in CHF per share) | SFr	SFr 4.48	SFr 4.56
Weighted average remaining term
Beginning balance (term) | year	6.14	5.42
Granted during the year (term) | year	7.70	7.81
Ending balance (term) | year	6.88	6.14
Exercisable (term) | year	4.24	3.11